Related-party transactions	6 Months Ended
Jun. 30, 2023
Disclosure of transactions between related parties [abstract]
Related-party transactions	Related-party transactions
Balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation and are not disclosed in this note. Details of transactions between the Group and other related parties are disclosed below.
Terms and conditions of transactions with related parties
Management services were bought from the immediate parent entity for a fixed fee. All other transactions were made on normal commercial terms and conditions and at market rates. Outstanding balances are unsecured. Asset and liability positions can either be offset or can be settled in cash. No loss allowance is recognized on these balances.
19.1. Transactions with related parties

		For the six months ended June 30,
(in €‘000)	Relationship	2023	2022
Madeleine Charging B.V.	Immediate parent entity
Interest expenses on shareholder loans		—	1,741
Management fee		—	12
Reimbursement of advisory fees			280
Share-based payment expenses			74,001
Mega-E Group (Mega-E Charging B.V. and its subsidiaries)	Other related party
Revenue from contracts with related party		—	1,474
EV Cars	Other related party
Revenue from contracts with related party		9,106	18,344
Voltalis	Other related party
Revenue from contracts with related party		2,728	290
Madeleine Charging B.V
Transactions with Madeleine amounted to € nil for the six months ended June 30, 2023 (June 30, 2022: €76,034 thousand). The change is largely driven by the SPAC Transaction, which occurred on March 16, 2022.
On March 16, 2022, immediately prior to the closing of the SPAC Transaction, the outstanding principal of the shareholder loans together with the accrued interest on these loans with Madeleine was converted into equity. As a result no further interest expenses related to these shareholder loans were incurred by the Group (Refer to note 25 of the consolidated financial statements for the year ended December 31, 2022).
Prior to the SPAC Transaction, Allego was required to pay Madeleine management fees and reimburse advisory fees, which are no longer applicable From March 16, 2022 as a result of the SPAC Transaction.
Share-based payment expenses with Madeleine related to the First Special Fees Agreement and the Second Special Fees Agreement. The First Special Fees Agreement was terminated prior and in connection with the SPAC Transaction and no further Share-based payment expenses were incurred in relation to it with Madeleine after March 16, 2022 (Refer to note 11.1 of the consolidated financial statements for the year ended December 31, 2022). The Second Special Fees Agreement was novated from Madeleine to Allego on April 20, 2022 and no further share-based payment expenses were incurred from that date in relation to Madeleine (refer to note 7.2 for details on the Second Special Fees Agreement).
Mega-E Group
The transactions with Mega-E until March 16, 2022, are considered related-party transactions. The Group obtained control of Mega-E as of that date. All subsequent transactions are therefore considered to be intra-group transactions and have been eliminated in these consolidated financial statements.